Deferred income tax assets and liabilities and income tax expense - Schedule of temporary difference unused tax losses and unused tax credits (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other comprehensive income (loss)	$ 22	$ 891	$ (114)	$ 394
Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	6,100	5,928	18,743	7,984	$ 8,915
Change due to busines combination		1,782
Profit (loss)	(194)	(617)	22,116	9,199	(2,939)
Other equity movements				1,166
Other comprehensive income (loss)	22	891	114	394	124
Ending balance	5,928	7,984	40,946	18,743	6,100
Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(34,940)	(38,093)	(165,286)	(141,741)	(47,474)
Change due to busines combination		(92,290)
Profit (loss)	(3,153)	(11,358)	(11,819)	(23,545)	12,534
Ending balance	(38,093)	(141,741)	(175,948)	(165,286)	(34,940)
Net deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(28,840)	(32,165)	(146,543)	(133,757)	(38,559)
Change due to busines combination		(90,508)
Profit (loss)	(3,347)	(11,975)	10,297	(14,346)	9,595
Other equity movements				1,166
Other comprehensive income (loss)	22	891	114	394	124
Ending balance	(32,165)	(133,757)	(135,002)	(146,543)	(28,840)
Short-term investments [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			523
Profit (loss)			(658)	523
Ending balance			(135)	523
Trade and other receivables [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	263	479	1,157	1,776	2,145
Change due to busines combination		44
Profit (loss)	216	1,253		(619)	(1,882)
Ending balance	479	1,776		1,157	263
Trade and other receivables [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			(443)
Profit (loss)			(118)
Ending balance			(561)	(443)
Employee defined benefit plans [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	956	1,403	1,627	598	1,175
Change due to busines combination		438
Profit (loss)	425	(2,134)	(876)	635	(343)
Other comprehensive income (loss)	22	891	114	394	124
Ending balance	1,403	598	865	1,627	956
Share-based payment reserve [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			1,166
Profit (loss)			(1,166)
Other equity movements				1,166
Ending balance				1,166
Unused tax loss [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			7,345
Profit (loss)			29,004	7,345
Ending balance			37,479	7,345
Provisions [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,593	4,046	6,860	5,610	5,203
Change due to busines combination		1,300
Profit (loss)	(547)	264	(4,387)	1,250	(610)
Ending balance	4,046	5,610	2,473	6,860	4,593
Right-of-use assets, net [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			65
Profit (loss)			199	65
Ending balance			264	65
Property, plant and equipment [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(34,550)	(37,618)	(138,068)	(140,236)	(47,353)
Change due to busines combination		(92,289)
Profit (loss)	(3,068)	(10,329)	4,157	2,168	12,803
Ending balance	(37,618)	(140,236)	(133,911)	(138,068)	(34,550)
Borrowings transaction costs [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			(1,600)	(1,351)
Profit (loss)		(1,351)		(249)
Ending balance		(1,351)		(1,600)
Intangible assets [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(83)	(74)	(771)	(55)	(114)
Profit (loss)	9	19	771	(716)	31
Ending balance	(74)	(55)		(771)	(83)
Financial assets at FVTPL [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(76)				(6)
Change due to busines combination		(1)
Profit (loss)	76	1			(70)
Ending balance					(76)
Inventory [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	288				232
Profit (loss)	(288)				56
Ending balance					288
Inventory [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			(1,351)	(40)
Profit (loss)		(40)	529	(1,311)
Ending balance		(40)	(822)	(1,351)
Other | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance					160
Profit (loss)					(160)
Other | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(231)	(401)	(3)	(59)	(1)
Profit (loss)	(170)	342		56	(230)
Ending balance	$ (401)	$ (59)	(3)	(3)	$ (231)
Inflationary adjustment [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			(23,493)
Profit (loss)			(15,946)	(23,493)
Ending balance			(39,439)	$ (23,493)
Payment of borrowing's cost | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss)			(1,212)
Ending balance			$ (1,212)